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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:    028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                    New York, NY            September 26, 2008
---------------------------     -----------------------    ---------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     73
                                                            ------------------

Form 13F Information Table Value Total:                               $217,315
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 -------------------------

         NONE

                                                            RNK Capital LLC
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2008

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
                             SPONSORED
ABB LTD                      ADR         000375204     $538       20,000  SH        Sole                           20,000
-----------------------------------------------------------------------------------------------------------------------------------

ALLEGHENY ENERGY, INC.       COM         017361106     $7,828    155,000  SH        Sole                          155,000
-----------------------------------------------------------------------------------------------------------------------------------

ALPHA NATURAL RESOURCES,
INC.                         COM         02076X102     $2,780     64,000  SH        Sole                           64,000
-----------------------------------------------------------------------------------------------------------------------------------

AMEREN CORPORATION           COM         023608102     $5,285    120,000  SH        Sole                          120,000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN ELECTRIC POWER
INC                          COM         025537101     $3,608     86,674  SH        Sole                           86,674
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN STATES WATER CO     COM         029899101     $2,930     81,400  SH        Sole                           81,400
-----------------------------------------------------------------------------------------------------------------------------------

ANADARKO PETROLEUM CORP      COM         032511107     $567        9,000  SH        Sole                            9,000
-----------------------------------------------------------------------------------------------------------------------------------

APACHE CORP.                 COM         037411105     $7,189     59,500  SH        Sole                           59,500
-----------------------------------------------------------------------------------------------------------------------------------

ARCH CHEMICAL INC            COM         03937R102     $1,490     40,000  SH        Sole                           40,000
-----------------------------------------------------------------------------------------------------------------------------------

ARCH COAL INC                COM         039380100     $9,399    192,100  SH   Put  Sole                          100,000
-----------------------------------------------------------------------------------------------------------------------------------

AVISTA CORP                  COM         05379B107     $2,543    130,000  SH        Sole                          130,000
-----------------------------------------------------------------------------------------------------------------------------------

BJ SERVICES CO.              COM         055482103     $1,140     40,000  SH        Sole                           40,000
-----------------------------------------------------------------------------------------------------------------------------------

CABOT OIL & GAS
CORPORATION                  COM         127097103     $508       10,000  SH        Sole                           10,000
-----------------------------------------------------------------------------------------------------------------------------------

CADIZ INC                    COM NEW     127537207     $1,799    117,000  SH        Sole                          117,000
-----------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA WATER SERVICE
GROUP                        COM         130788102     $2,800     73,395  SH        Sole                           73,395
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
CARRIZO OIL & GAS INC        COM         144577103     $1,482     25,000  SH        Sole                           25,000
-----------------------------------------------------------------------------------------------------------------------------------

CASELLA WASTE SYSTEMS INC    CL A        147448104     $437       40,000  SH        Sole                           40,000
-----------------------------------------------------------------------------------------------------------------------------------

CENTERPOINT ENERGY, INC.     COM         15189T107     $3,924    275,000  SH        Sole                          275,000
-----------------------------------------------------------------------------------------------------------------------------------

CIRCOR INTERNATIONAL INC     COM         17273K109     $3,238     70,000  SH        Sole                           70,000
-----------------------------------------------------------------------------------------------------------------------------------

CLEAN HARBORS INC            COM         184496107     $2,340     36,000  SH        Sole                           36,000
-----------------------------------------------------------------------------------------------------------------------------------

COMPANHIA DE SANEAMENTO
BASICO DO ESTADO DE SAO      SPONSORED
PAULO                        ADR         20441A102     $1,330     30,000  SH        Sole                           30,000
-----------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC            COM         20854P109     $10,564   138,800  SH  Call  Sole                           35,800
-----------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED WATER CO INC    ORD         G23773107     $2,252    102,215  SH        Sole                          102,215
-----------------------------------------------------------------------------------------------------------------------------------

CONTINENTAL RESOURCES, INC   COM         212015101     $6,378    200,000  SH        Sole                          200,000
-----------------------------------------------------------------------------------------------------------------------------------

DANAHER CORPORATION
(DELAWARE)                   COM         235851102     $3,041     40,000  SH        Sole                           40,000
-----------------------------------------------------------------------------------------------------------------------------------

DEVON ENERGY CORPORATION
(NEW)                        COM New     25179M103     $8,451     81,000  SH        Sole                           81,000
-----------------------------------------------------------------------------------------------------------------------------------

FIRST SOLAR, INC.            COM         336433107     $5,779     25,000  SH        Sole                           25,000
-----------------------------------------------------------------------------------------------------------------------------------

FLOWSERVE CORPORATION        COM         34354P105     $2,088     20,000  SH        Sole                           20,000
-----------------------------------------------------------------------------------------------------------------------------------

FLUOR CORP                   COM         343412102     $5,646     40,000  SH        Sole                           40,000
-----------------------------------------------------------------------------------------------------------------------------------

FPL GROUP INC                COM         302571104     $3,451     55,000  SH        Sole                           55,000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN ELECTRIC INC        COM         353514102     $2,439     71,393  SH        Sole                           71,393
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP           COM         369300108     $6,498    110,000  SH        Sole                          110,000
-----------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON COMPANY          COM         406216101     $6,489    165,000  SH        Sole                          165,000
-----------------------------------------------------------------------------------------------------------------------------------

HESS CORPORATION             COM         42809H107     $785        8,906  SH        Sole                            8,906
-----------------------------------------------------------------------------------------------------------------------------------

IDEX CORPORATION COM STOCK   COM         45167R104     $2,148     70,000  SH        Sole                           70,000
-----------------------------------------------------------------------------------------------------------------------------------

ITRON INC                    COM         465741106     $3,158     35,000  SH        Sole                           35,000
-----------------------------------------------------------------------------------------------------------------------------------

LAYNE CHRISTENSEN COMPANY    COM         521050104     $1,604     45,808  SH        Sole                           45,808
-----------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                         COM SER A   624758108     $748       91,400  SH        Sole                           91,400
-----------------------------------------------------------------------------------------------------------------------------------

MUELLER WTR PRODS INC        COM SER A   624758108     $83        10,000  SH  Call  Sole                           10,000
-----------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                         COM SER B   624758207     $545       69,200  SH        Sole                           69,200
-----------------------------------------------------------------------------------------------------------------------------------

NABORS INDUSTRIES LTD.       SHS         G6359F103     $1,182     35,000  SH        Sole                           35,000
-----------------------------------------------------------------------------------------------------------------------------------

NATIONAL OILWELL VARCO,
INC. COM STOCK               COM         637071101     $292        5,000  SH        Sole                            5,000
-----------------------------------------------------------------------------------------------------------------------------------

OCEANEERING INTL INC         COM         675232102     $4,095     65,000  SH        Sole                           65,000
-----------------------------------------------------------------------------------------------------------------------------------

PATTERSON-UTI ENERGY, INC.   COM         703481101     $1,309     50,000  SH        Sole                           50,000
-----------------------------------------------------------------------------------------------------------------------------------

PENTAIR INC                  COM         709631105     $1,595     50,000  SH        Sole                           50,000
-----------------------------------------------------------------------------------------------------------------------------------

PEPCO HOLDINGS INC           COM         713291102     $1,236     50,000  SH        Sole                           50,000
-----------------------------------------------------------------------------------------------------------------------------------

PETROQUEST ENERGY, INC.      COM         716748108     $910       52,500  SH        Sole                           52,500
-----------------------------------------------------------------------------------------------------------------------------------

PICO HOLDINGS INC            COM NEW     693366205     $937       31,000  SH        Sole                           31,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
PNM RESOURCES INC            COM         69349H107     $561       45,000  SH        Sole                           45,000
-----------------------------------------------------------------------------------------------------------------------------------

PPL CORPORATION              COM         69351T106     $2,526     55,000  SH        Sole                           55,000
-----------------------------------------------------------------------------------------------------------------------------------

QUANTA SERVICES INC          COM         74762E102     $1,969     85,000  SH        Sole                           85,000
-----------------------------------------------------------------------------------------------------------------------------------

QUESTAR CORPORATION          COM         748356102     $2,262     40,000  SH        Sole                           40,000
-----------------------------------------------------------------------------------------------------------------------------------

RANGE RESOURCES CORPORATION  COM         75281A109     $635       10,000  SH        Sole                           10,000
-----------------------------------------------------------------------------------------------------------------------------------

ROPER INDS INC (NEW)         COM         776696106     $5,944    100,000  SH        Sole                          100,000
-----------------------------------------------------------------------------------------------------------------------------------

SCANA CORP                   COM         80589M102     $3,658    100,000  SH        Sole                          100,000
-----------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD             COM         806857108     $5,655     65,000  SH        Sole                           65,000
-----------------------------------------------------------------------------------------------------------------------------------

SJW CORP                     COM         784305104     $2,547     89,100  SH        Sole                           89,100
-----------------------------------------------------------------------------------------------------------------------------------

SOUTHWESTERN ENERGY CO.      COM         845467109     $2,021     60,000  SH        Sole                           60,000
-----------------------------------------------------------------------------------------------------------------------------------

SPDR TR                      UNIT SER 1  78462F103     $1,163      8,811  SH        Sole                            8,811
-----------------------------------------------------------------------------------------------------------------------------------

SPDR TR                      UNIT SER 1  78462F103     $8,761     64,000  SH   Put  Sole                           60,000
-----------------------------------------------------------------------------------------------------------------------------------

SUNPOWER CORPORATION         COM CL A    867652109     $2,608     35,000  SH        Sole                           35,000
-----------------------------------------------------------------------------------------------------------------------------------

SUNTECH POWER HOLDINGS
CO LTD.                      ADR         86800C104     $1,622     40,000  SH        Sole                           40,000
-----------------------------------------------------------------------------------------------------------------------------------

TESCO CORPORATION            COM         88157K101     $1,078     45,000  SH        Sole                           45,000
-----------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)         COM         88162G103     $1,561     80,000  SH        Sole                           80,000
-----------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)         COM         88162G103     $1,782     89,000  SH  Call  Sole                           89,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC.              SHS         G90073100     $1,352     10,000  SH        Sole                           10,000
-----------------------------------------------------------------------------------------------------------------------------------

ULTRA PETROLEUM CORP         COM         903914109     $2,325     30,000  SH        Sole                           30,000
-----------------------------------------------------------------------------------------------------------------------------------

UNISOURCE ENERGY CORP
HLD CO                       COM         909205106     $2,115     95,000  SH        Sole                           95,000
-----------------------------------------------------------------------------------------------------------------------------------

UNISOURCE ENERGY CORP
HLD CO                       COM         909205106     $24         1,000  SH  Call  Sole                            1,000
-----------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL,
LTD                          COM         G95089101     $11,958   165,000  SH        Sole                          165,000
-----------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL
LT                           COM         G95089101     $3,769     50,000  SH  Call  Sole                           50,000
-----------------------------------------------------------------------------------------------------------------------------------

WHITING PETROLEUM
CORPORATION                  COM         966387102     $394        6,100  SH        Sole                            6,100
-----------------------------------------------------------------------------------------------------------------------------------

XTO ENERGY INC.              COM         98385X106     $2,165     35,000  SH        Sole                           35,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $217,315
(in thousands)

